Derivative Instruments and Hedging Activities	6 Months Ended
Jun. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Derivative Instruments and Hedging Activities

The Company uses derivatives to mitigate the economic consequences associated with fluctuations in currencies and interest rates. The following table summarizes the (loss) gain recognized on derivative instruments for three months ended and six months ended June 30:

Derivative instrument	Classification on consolidated statements of operations	Three Months Ended		Six Months Ended
		June 30,		June 30,
		2016	2015	2016	2015
Cash flow hedges	Interest expense	$(2.1)	$(0.8)	$(3.1)	$(2.1)
(Loss) gain on foreign currency option contracts - acquisition related	Miscellaneous, net	(0.9)	—	35.6	—
Foreign exchange forward contracts	Foreign exchange loss, net	4.1	(2.1)	0.3	2.9
Foreign exchange forward contracts - acquisition related	Miscellaneous, net	(22.7)	—	(22.7)	—
Total		$(21.6)	$(2.9)	$10.1	$0.8

Foreign Exchange

Net Investment Hedges The Company has international subsidiaries with net balance sheet positions that generate cumulative translation adjustments within AOCI. The Company uses derivatives to manage potential changes in value of its net investments in LA. The Company uses the forward-to-forward method for its quarterly retrospective and prospective assessments of hedge effectiveness. No ineffectiveness results if the notional amount of the derivative matches the portion of the net investment designated as being hedged because the Company uses derivative instruments with underlying exchange rates consistent with its functional currency and the functional currency of the hedged net investment. Changes in value that are deemed effective are accumulated in AOCI where they will remain until they are reclassified to income together with the gain or loss on the entire investment upon substantial liquidation of the subsidiary. The fair value of the Company’s net investment hedge contracts were $(3.8) and $1.0 as of June 30, 2016 and December 31, 2015, respectively. The net gain (loss) recognized in AOCI on net investment hedge derivative instruments was $(6.0) and $(1.5) in the three months ended June 30, 2016 and 2015, respectively, and $(11.5) and $5.1 in the six months ended June 30, 2016 and 2015.

Non-Designated Hedges A substantial portion of the Company’s operations and revenues are international. As a result, changes in foreign exchange rates can create substantial foreign exchange gains and losses from the revaluation of non-functional currency monetary assets and liabilities. The Company’s policy allows the use of foreign exchange forward contracts with maturities of up to 24 months to mitigate the impact of currency fluctuations on those foreign currency asset and liability balances. The Company elected not to apply hedge accounting to its foreign exchange forward contracts. Thus, spot-based gains/losses offset revaluation gains/losses within foreign exchange loss, net and forward-based gains/losses represent interest expense. The fair value of the Company’s non-designated foreign exchange forward contracts was $1.7 and $0.9 as of June 30, 2016 and December 31, 2015, respectively.

Foreign Currency Option and Forward Contracts - acquisition related On November 23, 2015, the Company entered into two foreign currency option contracts to purchase €1,416.0 for $1,547.1 to hedge against the effect of exchange rate fluctuations on the euro-denominated cash consideration related to the Acquisition and estimated euro denominated deal related costs and any outstanding Wincor Nixdorf borrowings. At that time, the cash component of the purchase price consideration approximated €1,162.2. The foreign currency option contracts were sold during the second quarter of 2016 for cash proceeds of $42.6, which are included in investing activities in the condensed consolidated statements of cash flows, resulting in a gain of $35.6 during the six months ended June 30, 2016 and $7.0 during the fourth quarter of 2015. The weighted average strike price was $1.09 per euro. These foreign currency option contracts were non-designated and included in other current assets on the condensed consolidated balance sheet as of December 31, 2015 based on the net asset position.

On April 29, 2016, the Company entered into one foreign currency forward contract to purchase €713.0 for $820.9 to hedge against the effect of exchange rate fluctuations on the euro-denominated cash consideration related to the Acquisition and estimated euro denominated deal related costs and any outstanding Wincor Nixdorf borrowings. The forward rate is $1.1514. This foreign currency forward contract is non-designated and included in other current assets or other current liabilities based on the net asset or net liability position, respectively, in the condensed consolidated balance sheets. The gains and losses from the revaluation of the foreign currency forward contract are included in other (expense) income miscellaneous, net on the condensed consolidated statements of operations.

During the three and six months ended June 30, 2016, the Company recorded a $(23.6) and $12.9, respectively, mark-to-market (loss) gain on foreign currency and forward option contracts reflected in miscellaneous, net. The fair value of the Company's foreign currency forward and option contracts were $(22.7) and $7.0 as of June 30, 2016 and December 31, 2015, respectively, and are included in other current liabilities and other current assets, respectively. As of July 25, 2016, the fair value of the foreign currency forward contract was $(30.2).

Interest Rate

Cash Flow Hedges The Company has variable rate debt that is subject to fluctuations in interest related cash flows due to changes in market interest rates. As of June 30, 2016, the Company paid off its pay-fixed receive-variable interest rate swap. As a result, the Company had no pay-fixed receive-variable interest rate swaps outstanding as of June 30, 2016. Changes in value that are deemed effective are accumulated in AOCI and reclassified to interest expense on the condensed consolidated statements of operations when the hedged interest is accrued. To the extent that it becomes probable that the Company’s variable rate borrowings will not occur, the gains or losses on the related cash flow hedges will be reclassified from AOCI to interest expense. The fair value of the Company’s interest rate contracts was minimal as of December 31, 2015.

In December 2005 and January 2006, the Company executed cash flow hedges by entering into receive-variable and pay-fixed interest rate swaps, with a total notional amount of $200.0, related to the 2006 Senior Notes. Amounts previously recorded in AOCI related to the pre-issuance cash flow hedges were reclassified to interest expense on a straight-line basis through February 2016.

The gain recognized on designated cash flow hedge derivative instruments was minimal for both the three months ended and six months ended June 30, 2016, and $0.2 and $0.5 for the three months ended and six months ended June 30, 2015, respectively. Gains and losses related to interest rate contracts that are reclassified from AOCI are recorded in interest expense on the condensed consolidated statements of operations. The Company does not anticipate reclassifying any amount from AOCI to interest expense within the next 12 months.